Summary of Significant Accounting Policies (Schedule of Financial Assets Measured at Fair Value on Recurring Basis) (Details) - USD ($) $ in Thousands	May. 31, 2015	Aug. 31, 2014	Aug. 31, 2013
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale	$ 3,713	$ 24,639	$ 22,829
Cash and cash equivalents [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Certificates of deposit	60	60
Commercial paper			1,199
Fair Value, Measurements, Recurring [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Total	5,889	26,753	25,139
Fair Value, Measurements, Recurring [Member] | Money market funds [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Money market funds	2,176	2,114	2,310
Fair Value, Measurements, Recurring [Member] | Certificates of Deposit [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale	499	4,240	4,555
Fair Value, Measurements, Recurring [Member] | Commercial Paper [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale		5,249	2,198
Fair Value, Measurements, Recurring [Member] | Corporate bonds [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale	3,214	15,150	16,076
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Total	2,176	2,114	2,310
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Money market funds [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Money market funds	$ 2,176	$ 2,114	$ 2,310
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Certificates of Deposit [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Commercial Paper [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Corporate bonds [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Total	$ 3,713	$ 24,639	$ 22,829
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Money market funds [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Money market funds
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Certificates of Deposit [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale	$ 499	$ 4,240	$ 4,555
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Commercial Paper [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale		5,249	2,198
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Corporate bonds [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale	$ 3,214	$ 15,150	$ 16,076
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Total
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Money market funds [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Money market funds
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Certificates of Deposit [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Commercial Paper [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Corporate bonds [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale